3. Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Composition of net loans

The composition of net loans as of the balance sheet dates was as follows:

	2014	2013

Commercial & industrial	$ 64,390,220	$ 55,619,285
Commercial real estate	166,611,830	156,935,803
Residential real estate - 1st lien	163,966,124	172,847,074
Residential real estate - Jr lien	44,801,483	45,687,405
Consumer	8,035,298	8,819,359
	447,804,955	439,908,926
Deduct (add):
Allowance for loan losses	4,905,874	4,854,915
Deferred net loan costs	(303,394)	(300,429)
	4,602,480	4,554,486
Net Loans	$443,202,475	$435,354,440

Past due loans by segment

The following is an age analysis of past due loans (including non-accrual), by portfolio segment:

							90 Days or
		90 Days	Total			Non-Accrual	More
December 31, 2014	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$ 439,151	$ 299,095	$ 738,246	$ 63,651,974	$ 64,390,220	$ 552,386	$ 23,579
Commercial real estate	988,924	5,313	994,237	165,617,593	166,611,830	1,934,096	5,313
Residential real estate - 1st lien	4,446,138	1,484,334	5,930,472	158,035,652	163,966,124	1,263,046	980,138
Residential real estate - Jr lien	637,917	179,920	817,837	43,983,646	44,801,483	404,061	115,852
Consumer	56,392	0	56,392	7,978,906	8,035,298	0	0
Total	$6,568,522	$1,968,662	$8,537,184	$439,267,771	$447,804,955	$4,153,589	$1,124,882

							90 Days or
		90 Days	Total			Non-Accrual	More
December 31, 2013	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$1,060,971	$ 310,669	$ 1,371,640	$ 54,247,645	$ 55,619,285	$ 527,105	$ 21,902
Commercial real estate	713,160	215,507	928,667	156,007,136	156,935,803	1,403,541	5,313
Residential real estate -1stlien	5,184,457	1,655,950	6,840,407	166,006,667	172,847,074	2,203,106	817,109
Residential real estate - Jr lien	533,134	289,169	822,303	44,865,102	45,687,405	593,125	56,040
Consumer	136,922	7,784	144,706	8,674,653	8,819,359	0	7,784
Total	$7,628,644	$2,479,079	$10,107,723	$429,801,203	$439,908,926	$4,726,877	$ 908,148

Changes in the allowance for loan losses

The following summarizes changes in the allowance for loan losses and select loan information, by portfolio segment:

Year ended December 31, 2014
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 516,382	$ 2,143,398	$ 1,452,184	$ 366,471	$ 105,279	$271,201	$ 4,854,915
Charge-offs	(153,329)	(167,841)	(58,904)	(51,389)	(112,376)	0	(543,839)
Recoveries	6,249	0	14,543	240	33,766	0	54,798
Provision (credit)	277,417	336,379	(137,057)	5,777	92,150	(34,666)	540,000
Ending balance	$ 646,719	$ 2,311,936	$ 1,270,766	$ 321,099	$ 118,819	$236,535	$ 4,905,874

Allowance for loan losses
Evaluated for impairment
Individually	$ 0	$ 34,400	$ 43,400	$ 0	$ 0	$0	$ 77,800
Collectively	646,719	2,277,536	1,227,366	321,099	118,819	236,535	4,828,074
Total	$ 646,719	$ 2,311,936	$ 1,270,766	$ 321,099	$ 118,819	$236,535	$ 4,905,874

Loans evaluated for impairment
Individually	$ 390,605	$ 1,930,993	$ 721,241	$ 328,889	$ 0		$ 3,371,728
Collectively	63,999,615	164,680,837	163,244,883	44,472,594	8,035,298		444,433,227
Total	$64,390,220	$166,611,830	$163,966,124	$44,801,483	$8,035,298		$447,804,955

Year ended December 31, 2013
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1stLien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 428,381	$ 1,536,440	$ 1,563,576	$ 332,556	$ 138,699	$312,428	$ 4,312,080
Charge-offs	(83,344)	(124,849)	(56,430)	(56,797)	(67,009)	0	(388,429)
Recoveries	2,953	185,791	15,819	21,277	35,424	0	261,264
Provision (credit)	168,392	546,016	(70,781)	69,435	(1,835)	(41,227)	670,000
Ending balance	$ 516,382	$ 2,143,398	$ 1,452,184	$ 366,471	$ 105,279	$271,201	$ 4,854,915

Allowance for loan losses
Evaluated for impairment
Individually	$ 27,500	$ 147,700	$99,700	$ 76,500	$ 0	$ 0	$ 351,400
Collectively	488,882	1,995,698	1,352,484	289,971	105,279	271,201	4,503,515
Total	$ 516,382	$ 2,143,398	$ 1,452,184	$ 366,471	$ 105,279	$271,201	$ 4,854,915

Loans evaluated for impairment
Individually	$ 373,696	$ 1,386,477	$ 1,788,793	$ 559,250	$ 0		$ 4,108,216
Collectively	55,245,589	155,549,326	171,058,281	45,128,155	8,819,359		435,800,710
Total	$55,619,285	$156,935,803	$172,847,074	$45,687,405	$8,819,359		$439,908,926

Impaired loans by segment

Impaired loans by portfolio segment were as follows:

	As of December 31, 2014			2014
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$ 390,605	$ 424,598	$ 0	$ 507,232
Commercial real estate	1,726,482	1,689,772	0	1,294,710
Residential real estate - 1st lien	606,133	875,841	0	971,542
Residential real estate - Jr lien	328,889	390,260	0	238,826
	$3,052,109	$3,380,471	$ 0	$3,012,310

With an allowance recorded
Commercial & industrial	$ 0	$ 0	$ 0	$ 158,690
Commercial real estate	204,511	220,981	34,400	280,104
Residential real estate - 1st lien	115,108	144,708	43,400	294,807
Residential real estate - Jr lien	0	0	0	149,772
	$ 319,619	$ 365,689	$77,800	$ 883,373

Total	$3,371,728	$3,746,160	$77,800	$3,895,683

	As of December 31, 2013			2013
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial& industrial	$ 314,510	$ 363,618	$ 0	$ 339,519
Commercial real estate	944,845	1,021,143	0	1,325,504
Residential real estate - 1stlien	1,354,432	1,654,023	0	1,088,631
Residential real estate - Jr lien	164,137	228,134	0	64,606
	$2,777,924	$3,266,918	$ 0	$2,818,260

With an allowance recorded
Commercial& industrial	$ 59,186	$ 59,186	$ 27,500	$ 11,837
Commercial real estate	441,632	446,963	147,700	272,174
Residential real estate - 1stlien	434,361	474,496	99,700	515,685
Residential real estate - Jr lien	395,113	429,167	76,500	380,855
	$1,330,292	$1,409,812	$351,400	$1,180,551

Total	$4,108,216	$4,676,730	$351,400	$3,998,811

Risk ratings

The risk ratings within the loan portfolio by segments as of the balance sheet dates were as follows:

As of December 31, 2014
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$61,201,586	$157,767,641	$160,912,689	$44,018,956	$8,035,298	$431,936,170
Group B	2,316,908	3,280,904	228,148	251,822	0	6,077,782
Group C	871,726	5,563,285	2,825,287	530,705	0	9,791,003
Total	$64,390,220	$166,611,830	$163,966,124	$44,801,483	$8,035,298	$447,804,955

As of December 31, 2013
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1stLien	Jr Lien	Consumer	Total

Group A	$51,740,744	$148,516,895	$169,771,357	$44,739,736	$8,800,365	$423,569,097
Group B	2,824,169	3,292,200	160,468	460,844	0	6,737,681
Group C	1,054,372	5,126,708	2,915,249	486,825	18,994	9,602,148
Total	$55,619,285	$156,935,803	$172,847,074	$45,687,405	$8,819,359	$439,908,926

Loans modified as TDRs

TDRs by segment for the periods presented were as follows:

	Year ended December 31, 2014
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	1	$ 301,823	$ 301,823
Residential real estate - 1st lien	11	1,294,709	1,332,336
Total	12	$1,596,532	$1,634,159

	Year ended December 31, 2013
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate - 1stlien	4	$321,406	$330,266
Residential real estate - Jr lien	1	23,425	23,425
Total	5	$344,831	$353,691

TDRs payment default

The TDRs for which there was a payment default during the twelve month periods presented were as follows:

Year ended December 31, 2014

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	2	$137,830

Year ended December 31, 2013

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1stlien	2	$213,342